Equity (Details) $ / shares in Units, $ in Thousands						3 Months Ended	9 Months Ended
	Sep. 15, 2021 USD ($) $ / shares	Jul. 15, 2021 USD ($) $ / shares	Mar. 22, 2021 USD ($) $ / shares	Jan. 07, 2021 USD ($) shares	Dec. 11, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) Vote $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Equity [Abstract]
Share capital						$ 11,148	$ 11,148		$ 10,667
Ordinary shares subscribed and disbursed (in shares) | shares						111,477,263	111,477,263
Nominal value per share (in dollars per share) | $ / shares						$ 0.10	$ 0.10
Voting right per share | Vote							1
Liability reclassified to equity							$ 9,000
Reduction of share premium							$ 0
Treasury shares held (in shares) | shares						0	0
Number of treasury share transactions in the period (in shares) | shares							0
Fourth Quarter [Member]
Equity [Abstract]
Dividend declaration date							Feb. 26, 2021
Dividend paid date							Mar. 22, 2021
Dividends paid (in dollars per share) | $ / shares			$ 0.42
Dividends paid			$ 46,500
First Quarter [Member]
Equity [Abstract]
Dividend declaration date							May 04, 2021
Dividend paid date							Jun. 15, 2021
Dividends paid (in dollars per share) | $ / shares		$ 0.43
Dividends paid		$ 47,700
Second Quarter [Member]
Equity [Abstract]
Dividend declaration date							Jul. 30, 2021
Dividend paid date							Sep. 15, 2021
Dividends paid (in dollars per share) | $ / shares	$ 0.43
Dividends paid	$ 47,800
Long-term Incentive Plans [Member]
Equity [Abstract]
Shares issued (in shares) | shares						141,482	141,482
Algonquin [Member]
Equity [Abstract]
Ownership interest							43.90%
Dividends paid to non-controlling interests							$ 11,100	$ 10,700
Public Offering [Member]
Equity [Abstract]
Nominal value per share (in dollars per share) | $ / shares					$ 33
Shares issued (in shares) | shares					5,069,200
Gross proceeds					$ 167,000
Net proceeds					$ 161,000
Over-Allotment Option [Member]
Equity [Abstract]
Shares issued (in shares) | shares					661,200
Private Placement [Member] | Algonquin [Member]
Equity [Abstract]
Ownership interest				44.20%
Shares issued (in shares) | shares				4,020,860
Gross proceeds				$ 133,000
At the Market Program [Member]
Equity [Abstract]
Nominal value per share (in dollars per share) | $ / shares						$ 38.18	$ 38.18
Shares issued (in shares) | shares						644,059	644,059
Net proceeds						$ 24,000
At the Market Program [Member] | Top of range [member]
Equity [Abstract]
Amount of offering						$ 150,000	$ 150,000
Share Premium [Member]
Equity [Abstract]
Reduction of share premium							$ (200,000)